Commitment and Contingent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitment and Contingent Liabilities
Aggregate minimum rental commitments under non-cancelable leases

Aggregate minimum rental commitments under non-cancelable leases at September 30, 2020 are as follows ($ in millions):

2020 (remaining three months)	$0.9
2021	3.7
2022	3.1
2023	0.4
2024	0.4
$8.5

Aggregate minimum rental commitments under non-cancelable operating leases at December 31, 2019 are as follows ($ in millions):

2020	$3.5
2021	3.3
2022	2.9
2023	0.3
2024 and thereafter	0.3
$10.3